Segment Information (Tables)	12 Months Ended
Mar. 31, 2023
Segment Information [Abstract]
Schedule of Information About Primary Segments	Information about Primary Segments
A. Information about Primary Segments
						(In USD)
	Cable business		Telemedicine Services		Total
Particulars	For the year ended 31 March 2023	For the year ended 31 March 2022	For the year ended 31 March 2023	For the year ended 31 March 2022	For the year ended 31 March 2023	For the year ended 31 March 2022
Revenue
Extrenal revenue	19,008,184	—	—	50,630	19,008,184	50,630
Other income	385,145	14,392,821	—	159,712	385,145	14,552,533
Intersegment revenue
Total	19,393,329	14,392,821	—	210,342	19,393,329	14,603,163

Segment result	3,615,219	3,754,916	—	(51,868)	3,615,219	3,703,048
Unallocated corporate expenses	—	—	—	—	(2,964,942)	(3,122,485)
Less: Interest and finance charges	(1,612,180)	(2,156,651)	—	—	(1,612,180)	(2,156,651)
Less: Loss on deconsolidation of subsidary	—	—	—	—	(192,776)	—
Add : Interest income	19,123	—	—	—	19,123	—
Add: Unallocated exceptional items gain/ (loss)	—	—	—	—	—	—
Add: Unallocated other income	—	—	—	—	22,766	1,753,000
Profit from continuing operations	2,022,162	1,598,265	—	(51,868)	(1,112,790)	176,911
Profit from discontinuing operations	—	—	—	—	—	—
Profit for the year	2,022,162	1,598,265	—	(51,868)	(1,112,790)	176,911
	Cable business		Telemedicine services		Total
Other Information	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022
Segment assets	13,283,246	86,291,186	236,109	236,109	13,519,355	86,527,295
Unallocated corporate assets	—	—	—	—	13,427,986	301,622
Total assets	13,283,246	86,291,186	236,109	236,109	26,947,341	86,828,917
Segment liabilities	10,643,047	72,523,353	—	—	10,643,047	72,523,353
Unallocated corporate liabilities		—	—	—	5,465,357	2,096,790
Total liabilities	10,643,047	72,523,353	—	—	16,108,404	74,620,143

	Cable business		Telemedicine Services		Total
	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022
Capital expenditure on:
Tangible assets	11,074,810	—	—	—	11,074,810	—
Intangible assets	1,087,490	59,227,749	—	228,500	1,087,490	59,456,249
Depreciation expense*	680,013	—	—	—	680,013	—
Amortisation expense*	16,211	11,894,518	—	—	16,211	11,894,518
*	Note: Excluding unallocated depreciation and amortisation.

Schedule of Additional Information by Geographies	Revenue as per Geographical Markets:
	Domestic		Overseas
Segment	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022
Cable business	19,393,329	14,392,091	—	—
Telemedicine Services	—	210,342	—	—
Total	19,393,329	14,602,433	—	—
	Domestic		Overseas
Segment	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022
Cable business	20,456,032	35,197,591	—	—
Telemedicine Services	—	228,500	—	—
Unallocated	—	—	—	—
Total	20,456,032	35,426,091	—	—
	Domestic		Overseas
Segment	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022
Cable business	—	14,392,091	—	—
Telemedicine Services	—	—	—	—
Total	—	14,392,091	—	—